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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven,          St. Paul, Minnesota,    May 7, 2010
   -------------------------------    --------------------   -------------
           [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 27
                                        --------------------

Form 13F Information Table Value Total: 206,820
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number    Name

    01        28-29                   ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------    ------------------------------------------

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER          TITLE OF CLASS CUSIP       VALUE   SHARES   SH/ PUT/ INVESTMT OTHER     VOTING AUTHORITY
                                                 (X$1000)  PRN/AMT  PRN CALL DSCRETN  MANAGERS  SOLE      SHARED     NONE
AT&T INC                COMM           00206R102      349    13,500 SH       SHARED                        13,500
APPROACH RESOURCES INC  COMM           03834A103       89     9,770 SH       SHARED                         9,770
BILL BARRETT CORP       COMM           06846N104      408    13,280 SH       SHARED                        13,280
BOARDWALK PIPELINE
 PARTNERS LP            COMM           096627104    8,371   281,300 SH       SHARED                       281,300
BUCKEYE PARTNERS LP     COMM           118230101    1,171    19,500 SH       SHARED                        19,500
DYAX  CORP              COMM           26746E103        1       255 SH       SHARED                           255
EL PASO PIPELINE
 PARTNERS LP            COMM           283702108    3,531   126,600 SH       SHARED                       126,600
ENBRIDGE ENERGY
 PARTNERS LP            COMM           29250R106    8,936   176,700 SH       SHARED                       176,700
ENTERPRISE PRODUCTS
 PARTNERS LP            COMM           293792107   26,900   777,916 SH       SHARED                       777,916
(R) FANNIE MAE          COMM           313586109        0       101 SH       SHARED                           101
KINDER MORGAN
 MANAGEMENT LLC         COMM           49455U100   15,566   265,531 SH       SHARED                       265,531
MAGELLAN MIDSTREAM
 PARTNERS LP            COMM           559080106   10,842   228,100 SH       SHARED                       228,100
MARKWEST ENERGY
 PARTNERS LP            COMM           570759100    3,525   115,000 SH       SHARED                       115,000
NATL WESTMINSTER BK
 PLC SER C 7.76%        PREF           638539882   12,133   575,000 SH       SHARED                       575,000
NUSTAR ENERGY LP        COMM           67058H102    5,447    90,100 SH       SHARED                        90,100
ONEOK PARTNERS LP       COMM           68268N103    9,466   154,500 SH       SHARED                       154,500
PLAINS ALL AMER
 PIPELINE LP            COMM           726503105   13,696   240,700 SH       SHARED                       240,700
PROGRESS ENERGY INC     COMM           743263105    1,870    47,500 SH       SHARED                        47,500
ROYAL BK OF SCOTLAND
 PLC PFD 6.25% SER P    PREF           780097762    1,010    80,000 SH       SHARED                        80,000
SCANA CORP              COMM           80589M102    3,195    85,000 SH       SHARED                        85,000
SOUTHERN COMPANY        COMM           842587107    2,222    67,000 SH       SHARED                        67,000
SPECTRA ENERGY
 PARTNERS LP            COMM           84756N109    1,520    50,000 SH       SHARED                        50,000
SUNOCO LOGISTICS
 PARTNERS LP            COMM           86764L108    5,754    84,000 SH       SHARED                        84,000
THE TRAVELERS
 COMPANIES INC          COMM           89417E109   43,023   797,600 SH       SOLE              797,600
VERIZON
 COMMUNICATIONS INC     COMM           92343V104      869    28,000 SH       SHARED                        28,000
XCEL ENERGY INC         COMM           98389B100    2,586   122,000 SH       SHARED                       122,000
MAX CAPITAL GROUP LTD   COMM           G6052F103   24,343 1,058,833 SH       SHARED                     1,058,833